SHARE- BASED COMPENSATION (Narrative) (Details) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2023 USD ($) Shares $ / shares shares	Dec. 31, 2022 USD ($) Shares $ / shares shares	Dec. 31, 2021 USD ($) Shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share option and incentive plans description	Evogene Ltd. 2002 Share Option Plan, Evogene Ltd. 2003 Key Employee Share Incentive Plan, Evogene Ltd. 2013 Share Option Plan and Evogene Ltd. 2021 Share Incentive Plan (the “2021 Plan”). All such option and incentive plans provide for the grant of options to purchase the Company's ordinary shares that generally expire 10 years from the grant date.
Fair value of options granted	$ 2,121	$ 1,777
Weighted average fair value of options granted | $ / shares	$ 0.33	$ 0.53
Employees, Directors and Consultants [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Options granted | Shares	626,000	605,500	987,750
Fair value of options granted	$ 204	$ 323	$ 957
Weighted average outstanding remaining contractual term of options	6 years 4 months 13 days	5 years 9 months 25 days
Number of options approved to grant | shares	854,139	877,689
Restricted Share Units (RSUs) [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value of options granted	$ 265	$ 71
Number of RSUs, Granted | Shares	352,600	58,200